Direxion Monthly NASDAQ-100 Bull 1_75X Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	105 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Nasdaq Composite Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	29.57%	17.49%	18.13%	16.20%
NASDAQ-100 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.88%	20.18%	20.44%	18.53%
Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	39.27%	29.48%		29.01%
Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	39.04%	27.16%		26.89%
Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	23.23%	23.25%		24.25%